BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
BUSINESS COMBINATION
BUSINESS COMBINATION
On October 28, 2015, Match Group completed the purchase of all the outstanding shares of Plentyoffish Media Inc. ("PlentyOfFish"), a leading provider of subscription-based and ad-supported online personals servicing North America, Europe, Latin America and Australia. Services are provided through websites and mobile applications that PlentyOfFish owns and operates. The purchase price was $574.1 million in cash and is net of a $0.9 million working capital adjustment paid to Match Group in the second quarter of 2016.
The financial results of PlentyOfFish are included in the Company's consolidated financial statements, within the Match Group segment, beginning October 28, 2015. For the year ended December 31, 2015, the Company included $8.0 million of revenue and $0.7 million of net earnings in its consolidated statement of operations related to PlentyOfFish.
The table below summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

(In thousands)
Cash and cash equivalents	$4,626
Other current assets	4,460
Computer and other equipment	2,990
Goodwill	488,644
Intangible assets	84,100
Other non-current assets	1,073
Total assets	585,893
Current liabilities	(6,418)
Other long-term liabilities	(5,325)
Net assets acquired	$574,150

The purchase price was based on the expected financial performance of PlentyOfFish, not on the value of the net identifiable assets at the time of acquisition, which resulted in a significant portion of the purchase price being attributed to goodwill. The expected financial performance of PlentyOfFish reflects that it is complementary and synergistic to the existing Match Group dating businesses.
Intangible assets are as follows:

	(In thousands)	Weighted-Average Useful Life (Years)
Indefinite-lived trade name	$66,300	Indefinite
Customer relationships	10,100	Less than 1
New registrants	3,100	Less than 1
Non-compete agreement	3,000	5
Developed technology	1,600	2
Total intangible assets acquired	$84,100

PlentyOfFish's other current assets, property and equipment, other non-current assets, current liabilities and other long-term liabilities were reviewed and adjusted to their fair values at the date of acquisition, as necessary. The fair values of trade names, customer relationships and the non-compete agreement were determined using variations of the income approach; specifically, in respective order, the relief from royalty, excess earnings and with or without methodologies. The fair values of new registrants and developed technology were determined using a cost approach that utilized the cost to replace methodology. The valuations of the intangible assets incorporate significant unobservable inputs and require significant judgment and estimates, including the amount and timing of future cash flows and the determination of royalty and discount rates. The amount attributed to goodwill is not tax deductible.
Pro forma Financial Information
The unaudited pro forma financial information in the table below presents the combined results of the Company and PlentyOfFish as if the acquisition of PlentyOfFish had occurred on January 1, 2014. The pro forma financial information includes adjustments required under the acquisition method of accounting and is presented for informational purposes only and is not necessarily indicative of the results that would have been achieved had the acquisition actually occurred on January 1, 2014. For the years ended December 31, 2015 and 2014, pro forma adjustments reflected below include increases of $1.4 million and $14.6 million, respectively, in amortization of intangible assets. The pro forma adjustments reflected below for the year ended December 31, 2014 also include a reduction in revenue of $5.1 million due to the write-off of deferred revenue at the date of acquisition.

	Years Ended December 31,
	2015	2014
	(In thousands, except per share data)
Revenue	$3,309,287	$3,157,893
Net earnings attributable to IAC shareholders	$155,599	$413,299
Basic earnings per share attributable to IAC shareholders	$1.88	$4.96
Diluted earnings per share attributable to IAC shareholders	$1.76	$4.67